Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts for accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts for accounts receivable [Abstract]
Balance at beginning	$ (2,999)	$ (21,316)
Recovery of bad debts	2,872	19,554
Write off
Exchange difference	127	(1,237)
Balance at ending		$ (2,999)